Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenue	Disaggregated
revenues
were as follows:

	Three Months Ended March 31,
	2021	2020
(in thousands)
Sales brand-centric services	$293,531	$317,598
Sales retail-centric services	240,793	190,200

Total sales revenues	534,324	507,798

Marketing brand-centric services	116,982	96,365
Marketing retail-centric services	139,715	275,233

Total marketing revenues	256,697	371,598

Total revenues	$791,021	$879,396

Disaggregated revenues were as follows:

	Year Ended December 31,
	2020	2019	2018
(in thousands)
Sales brand-centric services	$1,204,240	$1,209,480	$1,177,989
Sales retail-centric services	856,353	745,225	679,015

Total sales revenues	2,060,593	1,954,705	1,857,004

Marketing brand-centric services	429,200	474,928	424,373
Marketing retail-centric services	665,878	1,355,430	1,426,251

Total marketing revenues	1,095,078	1,830,358	1,850,624

Total revenues	$3,155,671	$3,785,063	$3,707,628